Share-based compensation arrangements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of share options activities and restricted share units activities

Share options’ activities for the six months ended June 30, 2025 presented were summarized as follows:

	For the six months ended June 30, 2025
	Weighted average
	exercise price	Number of options
	USD
Outstanding as of January 1, 2025	1.2	121,852,549
Granted	1.2	81,966
Expired	0.9	(293,908)
Modified	1.2	(915,730)
Forfeited	1.2	(1,244,625)
Exercised	0.6	(11,164,145)
Outstanding as of June 30, 2025	1.2	108,316,107
Exercisable as of June 30, 2025	1.2	83,636,052

Share options’ activities for the years presented were summarized as follows:

	For the year ended December 31,
	2022		2023		2024
	Weighted		Weighted		Weighted
	average		average		average
	exercise price	Number of	exercise price	Number of	exercise price	Number of
	USD	options	USD	options	USD	options
Outstanding as of January 1	0.6	53,564,010	0.9	103,897,771	0.9	109,142,239
Granted	1.2	57,443,348	1.2	10,834,516	2.7	16,276,585
Expired	0.5	(1,062,550)	0.6	(935,335)	0.8	(643,187)
Forfeited	0.7	(6,047,037)	0.9	(4,654,713)	1.2	(2,923,088)
Outstanding as of December 31	0.9	103,897,771	0.9	109,142,239	1.2	121,852,549
Exercisable as of December 31		—		—	1.2	84,685,936

Summary of fair value of share options	The key assumptions used in determining the fair value of share options were as follows:

For the
six months ended
June 30, 2025
Fair value of the Company’s ordinary shares	USD5.53 per share
Expected volatility	52.6%
Exercise multiple	2.8x
Expected dividends	0%
Risk-free interest rate (per annum)	4.52%
Expected term	10 years

	For the year ended December 31,
	2022	2023	2024
Fair value of the Company’s ordinary shares	USD2.68-USD3.42	USD3.46	USD3.47-USD4.82
	per share	per share	per share
Expected volatility	51.2%-56.2%	52.0%	52.0%-52.3%
Exercise multiple	2.2x	2.2x-2.8x	2.2x-2.8x
Expected dividends	0%	0%	0%
Risk-free interest rate (per annum)	2.8%-4.1%	4.05%	4.0%-4.51%
Expected term	10 years	10 years	10 years

2018 Share Plan Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of share options activities and restricted share units activities

Restricted share units’ activities for the six months ended June 30, 2025 presented were summarized as follows:

For the
six months ended
June 30,
2025
Number of restricted
share units
Outstanding as of January 1,2025	6,781,568
Granted	11,064,802
Modified	693,524
Forfeited	(1,173,100)
Vested	(1,959,795)
Outstanding as of June 30, 2025	15,406,999

Restricted share units’ activities for the years presented were summarized as follows:

	For the year ended December 31,
	2022	2023	2024
	Number of restricted	Number of restricted	Number of restricted
	share units	share units	share units
Outstanding as of January 1	194,569,490	194,569,490	194,035,796
Granted	—	—	20,281,568
Forfeited	—	(533,694)	(470,649)
Vested	—	—	(207,065,147)
Outstanding as of December 31	194,569,490	194,035,796	6,781,568